Goodwill and Intangibles - Schedule of Intangibles Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, accumulated amortization	$ (147,283)	$ (110,791)	$ (53,568)
Intangible assets, gross value	359,051	343,668	343,924
Intangible assets, net carrying value	$ 211,768	$ 232,877	290,356
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	1 year	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	12 years	12 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 12,126	$ 12,126	12,126
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)		7 years
Finite-Lived Intangible Assets, Gross	13,800	$ 13,600	13,600
Finite-lived intangible assets, accumulated amortization	(6,883)	(4,671)	(1,721)
Finite-lived intangible assets, net carrying value	$ 6,917	$ 8,929	11,879
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	3 years
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	5 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)		7 years
Finite-Lived Intangible Assets, Gross	$ 167,410	$ 165,078	170,927
Finite-lived intangible assets, accumulated amortization	(64,857)	(49,528)	(26,676)
Finite-lived intangible assets, net carrying value	$ 102,553	115,550	144,251
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	5 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	12 years
Contract Rights Under Development and Placement Fees [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 16,692	16,488	16,311
Finite-lived intangible assets, accumulated amortization	(8,728)	(5,235)	(548)
Finite-lived intangible assets, net carrying value	$ 7,964	$ 11,253	15,763
Contract Rights Under Development and Placement Fees [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	1 year	1 year
Contract Rights Under Development and Placement Fees [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	7 years	7 years
Gaming Software and Technology Platforms [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 133,143	$ 123,596	116,930
Finite-lived intangible assets, accumulated amortization	(63,356)	(49,014)	(23,735)
Finite-lived intangible assets, net carrying value	$ 69,787	$ 74,582	93,195
Gaming Software and Technology Platforms [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	2 years	1 year
Gaming Software and Technology Platforms [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	7 years	7 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 15,880	$ 12,780	14,030
Finite-lived intangible assets, accumulated amortization	(3,459)	(2,343)	(888)
Finite-lived intangible assets, net carrying value	$ 12,421	$ 10,437	$ 13,142
Intellectual Property [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	3 years	10 years
Intellectual Property [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)	10 years	12 years